SUMMARY OF IMPAIRED LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Troubled Debt Restructurings [Line Items]
Recorded Investment	$ 4,872	$ 5,828	$ 10,924
Unpaid Principal Balance	5,247	5,950	10,924
Related Allowance With an allowance recorded	76	302	524
Commercial Loan [Member] | Operating [Member]
Troubled Debt Restructurings [Line Items]
Related Allowance With no related allowance recorded	0	0	0
Related Allowance With an allowance recorded	2	128	111
Recorded Investment, With no related allowance recorded	675	0	66
Recorded Investment, With an allowance recorded	118	797	967
Unpaid Principal Balance With no related allowance recorded	932	0	66
Unpaid Principal Balance With an allowance recorded	118	919	967
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Troubled Debt Restructurings [Line Items]
Related Allowance With no related allowance recorded	0	0	0
Related Allowance With an allowance recorded	73	132	232
Recorded Investment, With no related allowance recorded	0	0	54
Recorded Investment, With an allowance recorded	1,402	1,614	1,679
Unpaid Principal Balance With no related allowance recorded	0	0	54
Unpaid Principal Balance With an allowance recorded	1,402	1,614	1,679
Commercial Loan [Member] | Real Estate Other [Member]
Troubled Debt Restructurings [Line Items]
Related Allowance With no related allowance recorded	0	0	0
Related Allowance With an allowance recorded	1	42	181
Recorded Investment, With no related allowance recorded	2,483	1,942	6,876
Recorded Investment, With an allowance recorded	194	1,475	1,282
Unpaid Principal Balance With no related allowance recorded	2,601	1,942	6,876
Unpaid Principal Balance With an allowance recorded	194	1,475	1,282
Commercial Loan [Member] | Consumer Other [Member]
Troubled Debt Restructurings [Line Items]
Related Allowance With no related allowance recorded	0	0	0
Related Allowance With an allowance recorded	76	302	524
Recorded Investment, With no related allowance recorded	3,158	1,942	6,996
Recorded Investment, With an allowance recorded	1,714	3,886	3,928
Unpaid Principal Balance With no related allowance recorded	3,533	1,942	6,996
Unpaid Principal Balance With an allowance recorded	$ 1,714	$ 4,008	$ 3,928